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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10529
                                   ---------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850     Los Angeles, California    23226
--------------------------------------------------------------------------------
             (Address of principal executive offices)                 (Zip code)

                                 Timothy J. Wahl

GKM Advisers, LLC       11150 Santa Monica Boulevard       Los Angeles, CA 23226
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   (310) 268-2605
                                                    ----------------------------

Date of fiscal year end:        July 31, 2009
                            ----------------------------

Date of reporting period:       October 31, 2008
                            ----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 106.8%                                  SHARES        VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -3.6%
   HOUSEHOLD DURABLES -1.5%
      Garmin Ltd.                                       20,800     $    466,960
                                                                   ------------
   SPECIALTY RETAIL -2.1%
      Bed Bath & Beyond, Inc.(a)                        13,700          353,049
      PetSmart, Inc.                                    13,700          269,753
                                                                   ------------
                                                                        622,802
                                                                   ------------
CONSUMER STAPLES -4.6%
   BEVERAGES -2.1%
      Coca-Cola Company (The)                            7,000          308,420
      Fomento Economico Mexicano,
        S.A.B. de C.V. -ADR                             12,000          303,480
                                                                   ------------
                                                                        611,900
                                                                   ------------
   FOOD & STAPLES RETAILING -0.9%
      SYSCO Corporation                                 10,500          275,100
                                                                   ------------
   PERSONAL PRODUCTS -1.6%
      Alberto-Culver Company                            19,000          488,870
                                                                   ------------
FINANCIALS -0.9%
   CONSUMER FINANCE -0.9%
      American Express Company                           9,300          255,750
                                                                   ------------
HEALTH CARE -33.1%
   BIOTECHNOLOGY -2.8%
      Genentech, Inc.(a)                                 4,900          406,406
      Genzyme Corporation(a)                             6,000          437,280
                                                                   ------------
                                                                        843,686
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -12.7%
      Alcon, Inc.                                        4,000          352,480
      Baxter International, Inc.                        11,000          665,390
      Conceptus, Inc.(a)                                20,000          324,000
      Intuitive Surgical, Inc.(a)                        3,000          518,370
      Kinetic Concepts, Inc.(a)                         10,000          242,100
      Medtronic, Inc.                                   21,000          846,930
      St. Jude Medical, Inc.(a)                          8,000          304,240
      Stryker Corporation                                7,500          400,950
      SurModics, Inc.(a)                                 4,500          119,250
                                                                   ------------
                                                                      3,773,710
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -2.0%
      Henry Schein, Inc.(a)                             12,700          594,487
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -5.4%
      Covance, Inc.(a)                                  11,400          570,000
      Dionex Corporation(a)                              9,500          511,385
      Pharmaceutical Product Development, Inc.           7,300          226,154
      Waters Corporation(a)                              7,000          306,600
                                                                   ------------
                                                                      1,614,139
                                                                   ------------

GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 106.8% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
   PHARMACEUTICALS -10.2%
      Abbott Laboratories                               14,000     $    772,100
      Johnson & Johnson                                  4,600          282,164
      Merck & Company, Inc.                             10,000          309,500
      Novartis AG -ADR                                  13,000          662,870
      Teva Pharmaceutical Industries Ltd. -ADR          16,000          686,080
      Wyeth                                             10,000          321,800
                                                                   ------------
                                                                      3,034,514
                                                                   ------------
INDUSTRIALS -9.6%
   AEROSPACE & DEFENSE -1.3%
      Boeing Company (The)                               7,500          392,025
                                                                   ------------
   AIR FREIGHT & LOGISTICS -1.2%
      FedEx Corporation                                  5,300          346,461
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES -2.5%
      Pitney Bowes, Inc.                                11,700          289,926
      Waste Management, Inc.                            14,700          459,081
                                                                   ------------
                                                                        749,007
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -1.6%
      3M Company                                         7,300          469,390
                                                                   ------------
   MACHINERY -1.6%
      Pall Corporation                                  18,100          478,021
                                                                   ------------
   ROAD & RAIL -1.4%
      Norfolk Southern Corporation                       7,000          419,580
                                                                   ------------
INFORMATION TECHNOLOGY -49.5%
   COMMUNICATIONS EQUIPMENT -6.7%
      Cisco Systems, Inc.(a)                            38,000          675,260
      Corning, Inc.                                     21,100          228,513
      Nokia Corporation -ADR                            37,200          564,696
      QUALCOMM, Inc.                                    13,700          524,162
                                                                   ------------
                                                                      1,992,631
                                                                   ------------
   COMPUTERS & PERIPHERALS -9.2%
      Apple, Inc.(a)                                     6,000          645,540
      EMC Corporation(a)                                45,000          530,100
      Hewlett-Packard Company                           15,600          597,168
      International Business Machines Corporation        7,400          687,978
      Stratasys, Inc.(a)                                24,000          289,920
                                                                   ------------
                                                                      2,750,706
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -4.5%
      Agilent Technologies, Inc.(a)                     13,600          301,784
      Flextronics International Ltd.(a)                 60,000          250,800
      Trimble Navigation Ltd.(a)                        37,800          777,546
                                                                   ------------
                                                                      1,330,130
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -4.6%
      Akamai Technologies, Inc.(a)                       6,000           86,280
      Google, Inc. -Class A(a)                           3,600        1,293,696
                                                                   ------------
                                                                      1,379,976
                                                                   ------------

GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 106.8% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
   IT SERVICES -4.6%
      Accenture Ltd. -Class A                           17,900     $    591,595
      Automatic Data Processing, Inc.                    8,000          279,600
      Paychex, Inc.                                     17,000          485,180
                                                                   ------------
                                                                      1,356,375
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -3.8%
      Applied Materials, Inc.                           50,000          645,500
      Intel Corporation                                 13,700          219,200
      NVIDIA Corporation(a)                             15,000          131,400
      Texas Instruments, Inc.                            7,400          144,744
                                                                   ------------
                                                                      1,140,844
                                                                   ------------
   SOFTWARE -16.1%
      Adobe Systems, Inc.(a)                            19,000          506,160
      Amdocs Ltd.(a)                                    14,700          331,632
      Citrix Systems, Inc.(a)                           27,000          695,790
      Intuit, Inc.(a)                                   36,000          902,160
      Microsoft Corporation                             40,000          893,200
      Oracle Corporation(a)                             60,000        1,097,400
      SAP AG -ADR                                       10,500          370,965
                                                                   ------------
                                                                      4,797,307
                                                                   ------------
MATERIALS -5.5%
   CHEMICALS -5.5%
      Ecolab, Inc.                                      12,700          473,202
      Scotts Miracle-Gro Company (The) -Class A         23,600          616,432
      Sigma-Aldrich Corporation                         12,600          552,636
                                                                   ------------
                                                                      1,642,270
                                                                   ------------

TOTAL COMMON STOCKS (Cost $33,020,247)                             $ 31,826,641
                                                                   ------------

MONEY MARKET FUNDS - 0.0%                               SHARES         VALUE
--------------------------------------------------------------------------------

First American Treasury Obligations Fund -
  Class Y, 0.082% (b) (Cost $524)                          524     $        524
                                                                   ------------

TOTAL INVESTMENTS AT VALUE -106.8% (Cost $33,020,771)              $ 31,827,165

LIABILITIES IN EXCESS OF OTHER ASSETS -(6.8%)                        (2,019,096)
                                                                   ------------

TOTAL NET ASSETS -100.0%                                           $ 29,808,069
                                                                   ============

ADR - American Depositary Receipt

--------------------
(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of 10/31/2008.

See accompanying notes to schedule of investments.

GKM GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

      Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

      The  Financial   Accounting   Standards  Board's  Statement  on  Financial
      Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs
      Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of October 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following is computed on a tax basis for each item as of October 31, 2008:

            Cost of portfolio investments              $ 33,020,771
                                                       ============

            Gross unrealized appreciation              $  4,424,481
            Gross unrealized depreciation                (5,618,087)
                                                       ------------

            Net unrealized depreciation                $ (1,193,606)
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Timothy J. Wahl
                            ----------------------------------------------------
                                    Timothy J. Wahl, President

Date          December 9, 2008
       ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Timothy J. Wahl
                            ----------------------------------------------------
                                    Timothy J. Wahl, President

Date          December 9, 2008
       ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                            ----------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          December 9, 2008
       ------------------------------

* Print the name and title of each signing officer under his or her signature.